Shareholder Report, Holdings (Details) - C000242831	Apr. 30, 2026
Index Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%
U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	51.80%